Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Ashford Holding Corp.
Entity Central Index Key	0001737988
Document Type	S-4
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Document Fiscal Year Focus	2017
Entity Filer Category	Accelerated Filer